Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	$ 180,740	$ 247,355	$ 296,784
Investing activities
Acquisitions of Youngs Creek and CX Ranch coal and land assets		(300,377)
Purchases of property, plant and equipment	(46,780)	(53,550)	(108,733)
Cash paid for capitalized interest	(33,230)	(50,119)	(33,989)
Investments in marketable securities	(64,357)	(67,576)	(75,228)
Maturity and redemption of investments	64,011	62,463
Initial payment on federal coal leases			(69,407)
Investment in development projects	(6,247)	(7,389)
Partnership escrow return	4,468
Return of restricted cash		71,244	110,972
Partnership escrow deposit		(4,470)
Other	117	1,909	713
Net cash provided by (used in) investing activities	(82,018)	(347,865)	(175,672)
Financing activities
Principal payments on federal coal leases	(63,191)	(102,198)	(54,630)
Payment of debt issuance costs	(1,039)
Other			(2,343)
Net cash provided by (used in) financing activities	(64,780)	(106,039)	(56,973)
Net increase (decrease) in cash and cash equivalents	33,942	(206,549)	64,139
Cash and cash equivalents at beginning of period	197,691	404,240	340,101
Cash and cash equivalents at end of period	231,633	197,691	404,240
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	180,980	247,469	296,947
Investing activities
Acquisitions of Youngs Creek and CX Ranch coal and land assets		(300,377)
Purchases of property, plant and equipment	(46,780)	(53,550)	(108,733)
Cash paid for capitalized interest	(33,230)	(50,119)	(33,989)
Investments in marketable securities	(64,357)	(67,576)	(75,228)
Maturity and redemption of investments	64,011	62,463
Initial payment on federal coal leases			(69,407)
Investment in development projects	(6,247)	(7,389)
Partnership escrow return	4,468
Return of restricted cash		71,244	110,972
Partnership escrow deposit		(4,470)
Other	117	1,860	713
Net cash provided by (used in) investing activities	(82,018)	(347,914)	(175,672)
Financing activities
Principal payments on federal coal leases	(63,191)	(102,198)	(54,630)
Payment of debt issuance costs	(1,039)
Distributions made to parent			(162)
Other	(790)	3,906	(2,343)
Net cash provided by (used in) financing activities	(65,020)	(106,104)	(57,135)
Net increase (decrease) in cash and cash equivalents	33,942	(206,549)	64,140
Cash and cash equivalents at beginning of period	197,691	404,240	340,100
Cash and cash equivalents at end of period	231,633	197,691	404,240
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Parent Company (CPE Resources)
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	37,369	36,458	55,508
Investing activities
Purchases of property, plant and equipment	(5,085)	(8,175)	(9,721)
Investments in marketable securities	(64,357)	(67,576)	(75,228)
Maturity and redemption of investments	64,011	62,463
Contributions made to subsidiary		(300,377)
Return of restricted cash		71,244	110,972
Other	(21)	(47)
Net cash provided by (used in) investing activities	(5,452)	(242,468)	26,023
Financing activities
Distributions made to parent			(162)
Other			(2,292)
Net cash provided by (used in) financing activities			(2,454)
Net increase (decrease) in cash and cash equivalents	31,917	(206,010)	79,077
Cash and cash equivalents at beginning of period	195,076	401,087	322,010
Cash and cash equivalents at end of period	226,993	195,076	401,087
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Guarantor Subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	149,691	219,458	247,529
Investing activities
Acquisitions of Youngs Creek and CX Ranch coal and land assets		(300,377)
Purchases of property, plant and equipment	(41,692)	(45,185)	(98,804)
Cash paid for capitalized interest	(33,230)	(50,119)	(33,989)
Initial payment on federal coal leases			(69,407)
Investment in development projects	(6,247)	(7,389)
Contributions made to subsidiary	(7,600)	(12,570)
Distribution received from subsidiary	4,468		8,637
Other	126	1,907	713
Net cash provided by (used in) investing activities	(84,175)	(413,733)	(192,850)
Financing activities
Principal payments on federal coal leases	(63,191)	(102,198)	(54,630)
Payment of debt issuance costs	(1,039)
Contributions received from parent		300,377
Other	(790)	(3,906)	(51)
Net cash provided by (used in) financing activities	(65,020)	194,273	(54,681)
Net increase (decrease) in cash and cash equivalents	496	(2)	(2)
Cash and cash equivalents at beginning of period			4
Cash and cash equivalents at end of period	496
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Non-Guarantor Subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	(6,080)	(8,447)	(6,090)
Investing activities
Purchases of property, plant and equipment	(3)	(190)	(208)
Partnership escrow return	4,468
Partnership escrow deposit		(4,470)
Other	12
Net cash provided by (used in) investing activities	4,477	(4,660)	(208)
Financing activities
Contributions received from parent	7,600	12,570
Distributions made to parent	(4,468)		(8,637)
Net cash provided by (used in) financing activities	3,132	12,570	(8,637)
Net increase (decrease) in cash and cash equivalents	1,529	(537)	(14,935)
Cash and cash equivalents at beginning of period	2,615	3,151	18,086
Cash and cash equivalents at end of period	4,144	2,615	3,151
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Eliminations
Investing activities
Contributions made to subsidiary	7,600	312,947
Distribution received from subsidiary	(4,468)		(8,637)
Net cash provided by (used in) investing activities	3,132	312,947	(8,637)
Financing activities
Contributions received from parent	(7,600)	(312,947)
Distributions made to parent	4,468		8,637
Net cash provided by (used in) financing activities	$ (3,132)	$ (312,947)	$ 8,637